Concentration Of Risks	12 Months Ended
Dec. 31, 2012
Concentration Of Risks
3.	CONCENTRATION OF RISKS

Concentration of Credit Risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, fixed-rate time deposits classified as short-term investments, accounts receivable and funds receivable. As of December 31, 2012, substantially all of the Company’s cash, restricted cash and short-term investments in the form of fixed-rate time deposits were deposited in financial institutions located in the PRC and in Hong Kong, which management believes are of high credit quality. Under PRC law, it is generally required that a commercial bank in the PRC that holds third-party cash deposits protect the depositors’ rights over and interests in their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis.

Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring of outstanding balances.

Funds receivable represent amounts due from an individual third-party payment service provider. The Company carefully considers and monitors the credit worthiness of the third-party payment service provider to mitigate any risks associated with funds receivable.

Concentration of Customers

There are no revenues from customers which individually represent greater than 10% of the total revenue for the years ended December 31, 2010, 2011 and 2012.

Revenues from marketing services represent 75%, 72% and 58% of the total gross revenues for the years ended December 31, 2010, 2011 and 2012, respectively. Any disruption in the provision of marketing services to customers may adversely affect the Group’s business, financial condition and results of operations.

Current Vulnerability Due to Certain Other Concentrations

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC.

Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Internet and advertising related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than a 50% equity interest in any ICP business. In addition, PRC regulations require any foreign entities that invest in the advertising services industry to have at least a two-year track record with a principal business in the advertising industry outside of the PRC. Currently, the Group conducts its operations in the PRC through contractual arrangements entered into between the WOFEs and PRC Domestic Entities. The relevant regulatory authorities may find the current contractual arrangements and businesses to be in violation of any existing or future PRC laws or regulations. If so, the relevant regulatory authorities would have broad discretion in dealing with such violations. In the opinion of management, the likelihood of penalties in respect of the Group’s current operations through contractual arrangements entered into between the WOFEs and PRC Domestic Entities is remote based on current facts and circumstances.